Taxation (Details) - Schedule of income tax expense in the interim condensed consolidated statement of profit or loss £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of income tax expense in the interim condensed consolidated statement of profit or loss [Abstract]
Current income tax expense	£ (24)
Deferred tax credit relating to origination and reversal of temporary differences	7,350
Income tax credit recognised in statement of profit or loss	£ 7,326		$ (812)	$ (286)